OTHER CURRENT LIABILITIES (Schedule of Other Current Liabilities)(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER CURRENT LIABILITIES [Abstract]
Accrued salaries and fringe benefits	$ 4,824	$ 3,869
Accrued warranty costs (See B below)	1,994	2,044	2,347
Governmental institutions	1,356	1,066
Investment in financial instruments		402
Other	270	701
Other current liabilities	$ 8,444	$ 8,082